Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended			7 Months Ended
	Jul. 01, 2017	Jun. 30, 2017	Jun. 30, 2016	Jul. 19, 2017
Distribution Made To Limited Partner Cash Distributions Paid		$ 33,429	$ 33,428
Distribution 2 - FY 2017
Distributions paid, Per unit	$ 0.4225
Distribution Made To Limited Partner Cash Distributions Paid	$ 15,000
Distribution Made To Limited And General Partner Distribution Date	Jul. 18, 2017
Distribution Made To Limited And General Partner Date Record	Jul. 11, 2017
Distribution from May 12, 2017 to August 11, 2017 | Series A Preferred
Distributions paid, Per unit				$ 0.5625
Distribution Made To Limited And General Partner Distribution Date				Aug. 14, 2017
Distribution Made To Limited And General Partner Date Record				Aug. 05, 2017